15008266

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

SEP 15 2015

Washington, DC 20549

CERT NAS
File No. 001-37558

Electronic Mail Only

September 15, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 15, 2015 The Nasdaq Stock Market (the "Exchange") received from Nabriva Therapeutics AG (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares
each representing one tenth (1/10) of a Common Share

Common Shares, nominal value €1.00 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

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[1] Not for trading, but only in connection with the listing of the American Depositary Shares on The NASDAQ Stock Market LLC.